Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

7.Property and Equipment, Net

Property and equipment consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
At cost:
Office equipment	3,693	4,133	594
Leasehold improvements	2,282	2,695	387
	5,975	6,828	981
Less: accumulated depreciation	(4,213)	(5,722)	(822)
Property and equipment, net	1,762	1,106	159

For the years ended December 31, 2017, 2018 and 2019, the Company recorded depreciation expenses of RMB1,461, RMB1,373 and RMB1,509 (US$217), respectively, and are included in the following accounts:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Sales and marketing expenses	935	853	892	128
General and administrative expenses	258	268	290	42
Research and development expenses	268	252	327	47
	1,461	1,373	1,509	217